Schedule of Investments
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ Now Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.10%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Domestic Equity Funds–21.06%
Invesco Dividend Income Fund, Class R6	5.02%	$27,492	$16,877	$(7,172)	$4,362	$(588)	$739	1,773	$40,971
Invesco PureBetaSM MSCI USA ETF	1.45%	—	11,821	—	17	—	31	400	11,838
Invesco Russell Top 200 Pure Value ETF	—	36,526	1,371	(44,152)	4,566	1,689	547	—	—
Invesco S&P 500® Enhanced Value ETF	8.64%	—	70,928	—	(378)	—	492	2,010	70,550
Invesco S&P 500® High Dividend Low Volatility ETF	1.98%	—	15,985	—	172	—	153	379	16,157
Invesco S&P High Income Infrastructure ETF	3.97%	—	31,883	—	552	—	128	1,192	32,435
iShares Core S&P 500 ETF (b)	—	11,574	—	(13,528)	863	1,091	128	—	—
Total Domestic Equity Funds		75,592	148,865	(64,852)	10,154	2,192	2,218		171,951
Fixed Income Funds–61.62%
Invesco Core Plus Bond Fund, Class R6	5.53%	27,931	18,740	(3,998)	2,468	(2)	951	4,081	45,139
Invesco Corporate Bond Fund, Class R6	4.53%	32,378	15,521	(14,582)	3,670	(3)	1,107	4,879	36,984
Invesco Emerging Markets Sovereign Debt ETF	3.39%	23,831	10,896	(9,348)	2,562	(219)	936	951	27,722
Invesco Floating Rate Fund, Class R6	7.53%	20,826	41,118	(682)	256	(14)	1,282	8,334	61,504
Invesco High Yield Fund, Class R6	5.04%	18,449	21,785	—	894	—	1,162	10,155	41,128
Invesco Multi-Asset Income Fund, Class R6	7.03%	37,379	23,882	(7,502)	3,799	(170)	1,692	5,309	57,388
Invesco PureBetaSM US Aggregate Bond ETF	6.01%	—	48,999	(615)	674	5	300	1,905	49,063
Invesco Quality Income Fund, Class R6	12.02%	70,137	44,103	(17,918)	2,142	(306)	2,423	8,304	98,158
Invesco Short Duration Inflation Protected Fund, Class R6	0.98%	14,526	3,054	(9,876)	335	(29)	213	779	8,010
Invesco Taxable Municipal Bond ETF	2.53%	—	20,051	—	620	—	160	638	20,671
Invesco Variable Rate Preferred ETF	7.03%	22,295	32,960	(802)	2,963	(18)	1,335	2,258	57,398
iShares Core Total USD Bond Market ETF (b)	—	37,381	2,577	(41,852)	1,237	657	530	—	—
Total Fixed Income Funds		305,133	283,686	(107,175)	21,620	(99)	12,091		503,165
Foreign Equity Funds–4.95%
Invesco S&P International Developed Low Volatility ETF	4.95%	22,798	15,971	(1,690)	3,368	(2)	787	1,184	40,445
iShares Core MSCI EAFE ETF (b)	—	4,125	—	(4,604)	878	(399)	90	—	—
Total Foreign Equity Funds		26,923	15,971	(6,294)	4,246	(401)	877		40,445
Real Estate Funds–6.13%
Invesco Global Real Estate Income Fund, Class R6	6.13%	28,108	19,524	(1,499)	3,866	23	1,200	5,243	50,022
Money Market Funds–6.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	3.17%	14,372	175,976	(164,479)	—	—	294	25,869	25,869
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	3.17%	14,371	175,981	(164,478)	—	3	314	25,869	25,877
Total Money Market Funds		28,743	351,957	(328,957)	—	3	608		51,746
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $814,732)	100.10%	$464,499	$820,003	$(508,777)	$39,886	$1,718	$16,994		$817,329
OTHER ASSETS LESS LIABILITIES	(0.10)%								(825)
NET ASSETS	100.00%								$816,504
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2015 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.16%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–0.49%
Invesco Global Targeted Returns Fund, Class R6	0.49%	$10,294	$—	$(7,531)	$519	$(297)	$—	303	$2,985
Asset Allocation Funds–0.28%
Invesco Macro Allocation Strategy Fund, Class R6	0.28%	6,147	—	(4,700)	257	7	—	181	1,711
Domestic Equity Funds–22.24%
Invesco All Cap Market Neutral Fund, Class R6(b)	0.29%	5,876	—	(3,494)	47	(639)	—	251	1,790
Invesco Diversified Dividend Fund, Class R6	—	3,788	32	(4,261)	602	(151)	33	1	10
Invesco Dividend Income Fund, Class R6	4.57%	21,270	11,110	(7,382)	3,553	(714)	580	1,205	27,837
Invesco Equally-Weighted S&P 500 Fund, Class R6	0.60%	16,364	888	(16,479)	3,219	(331)	—	58	3,661
Invesco Growth and Income Fund, Class R6	0.50%	6,991	1,432	(6,540)	2,217	(1,088)	66	128	3,012
Invesco PureBetaSM MSCI USA ETF	1.19%	—	7,179	—	72	—	19	245	7,251
Invesco Russell Top 200 Pure Growth ETF	—	10,896	770	(13,850)	327	1,857	20	—	—
Invesco Russell Top 200 Pure Value ETF	—	19,323	19,603	(42,637)	2,628	1,083	397	—	—
Invesco S&P 500® Enhanced Value ETF	7.68%	—	46,616	—	207	—	327	1,334	46,823
Invesco S&P 500® High Dividend Low Volatility ETF	2.20%	—	13,267	—	161	—	143	315	13,428
Invesco S&P 500® Pure Growth ETF	0.49%	—	2,983	—	(22)	—	9	25	2,961
Invesco S&P High Income Infrastructure ETF	3.23%	—	19,299	—	374	—	78	723	19,673
Invesco U.S. Managed Volatility Fund, Class R6	1.49%	25,542	1,338	(21,381)	3,105	456	—	847	9,060
iShares Core S&P 500 ETF (c)	—	11,574	2,785	(16,366)	1,112	895	126	—	—
iShares Core S&P Mid-Cap ETF (c)	—	1,328	658	(2,324)	207	131	9	—	—
Total Domestic Equity Funds		122,952	127,960	(134,714)	17,809	1,499	1,807		135,506
Fixed Income Funds–60.61%
Invesco 1-30 Laddered Treasury ETF	—	17,689	—	(18,247)	38	520	142	—	—
Invesco Core Plus Bond Fund, Class R6	5.66%	41,203	1,212	(10,653)	3,054	(313)	1,072	3,120	34,503
Invesco Corporate Bond Fund, Class R6	3.68%	18,605	17,198	(15,759)	2,522	(147)	720	2,957	22,419
Invesco Emerging Markets Sovereign Debt ETF	4.05%	36,671	—	(15,303)	4,044	(751)	1,160	846	24,661
Invesco Floating Rate Fund, Class R6	6.84%	34,929	14,678	(8,722)	923	(128)	1,364	5,648	41,680
Invesco High Yield Fund, Class R6	4.96%	33,602	5,436	(10,637)	2,210	(375)	1,374	7,466	30,236
Invesco LadderRite 0-5 Year Corporate Bond ETF	—	11,784	—	(11,985)	122	79	109	—	—
Invesco Multi-Asset Income Fund, Class R6	5.91%	26,625	16,273	(9,622)	3,101	(363)	1,256	3,331	36,014
Invesco PureBetaSM US Aggregate Bond ETF	5.58%	—	33,530	—	441	—	233	1,319	33,971
Invesco Quality Income Fund, Class R6	10.96%	66,995	21,710	(23,646)	2,336	(598)	2,084	5,651	66,797
Invesco Short Duration Inflation Protected Fund, Class R6	1.67%	19,685	255	(10,137)	450	(68)	255	990	10,185
Invesco Short Term Bond Fund, Class R6	0.99%	13,749	2,062	(9,978)	262	(59)	212	701	6,036
Invesco Taxable Municipal Bond ETF	3.23%	—	19,124	—	575	—	174	608	19,699
Invesco Variable Rate Investment Grade ETF	0.78%	—	4,776	—	3	—	36	192	4,779
Invesco Variable Rate Preferred ETF	6.30%	25,536	14,364	(4,621)	3,303	(223)	1,238	1,509	38,359
iShares Core Total USD Bond Market ETF (c)	—	44,621	5,048	(51,733)	937	1,127	582	—	—
iShares Core U.S. Aggregate Bond ETF (c)	—	11,820	—	(12,119)	161	138	119	—	—
Total Fixed Income Funds		403,514	155,666	(213,162)	24,482	(1,161)	12,130		369,339
Foreign Equity Funds–5.11%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	12,982	—	(14,076)	2,541	(1,447)	116	—	—
Invesco RAFI™ Strategic Developed ex-US ETF	1.15%	—	7,202	—	(151)	—	52	287	7,051
Invesco S&P International Developed Low Volatility ETF	3.96%	24,469	4,832	(8,619)	3,658	(223)	651	706	24,117
iShares Core MSCI EAFE ETF (c)	—	4,290	1,103	(5,882)	821	(332)	102	—	—
Total Foreign Equity Funds		41,741	13,137	(28,577)	6,869	(2,002)	921		31,168
Real Estate Funds–5.47%
Invesco Global Real Estate Income Fund, Class R6	5.47%	27,109	7,921	(5,298)	3,594	23	944	3,496	33,349
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2015 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.16%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Money Market Funds–5.96%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	2.98%	$16,050	$61,683	$(59,588)	$—	$—	$265	18,145	$18,145
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	2.98%	18,540	61,061	(61,455)	—	4	310	18,145	18,150
Total Money Market Funds		34,590	122,744	(121,043)	—	4	575		36,295
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $602,262)	100.16%	$646,347	$427,428	$(515,025)	$53,530	$(1,927)	$16,377		$610,353
OTHER ASSETS LESS LIABILITIES	(0.16)%								(948)
NET ASSETS	100.00%								$609,405
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2020 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.21%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–2.54%
Invesco Global Targeted Returns Fund, Class R6	2.54%	$21,616	$16,299	$(3,899)	$965	$(177)	$—	3,537	$34,804
Asset Allocation Funds–1.60%
Invesco Macro Allocation Strategy Fund, Class R6	1.60%	13,787	10,799	(3,153)	525	(46)	—	2,319	21,912
Domestic Equity Funds–25.50%
Invesco All Cap Market Neutral Fund, Class R6(b)	1.61%	13,676	12,680	(2,805)	(1,019)	(437)	—	3,095	22,095
Invesco Diversified Dividend Fund, Class R6	1.01%	7,587	5,821	(1,007)	1,552	(133)	203	676	13,820
Invesco Dividend Income Fund, Class R6	1.17%	4,534	10,651	—	904	—	206	696	16,089
Invesco Equally-Weighted S&P 500 Fund, Class R6	3.11%	25,622	25,811	(14,626)	6,010	(287)	—	679	42,530
Invesco Growth and Income Fund, Class R6	2.42%	14,875	18,673	(2,959)	3,231	(714)	359	1,403	33,106
Invesco Russell Top 200 Pure Growth ETF	—	23,851	4,423	(33,510)	581	4,655	93	—	—
Invesco S&P 500® Enhanced Value ETF	1.99%	—	27,485	(705)	521	6	180	778	27,307
Invesco S&P 500® High Dividend Low Volatility ETF	2.42%	—	33,204	(848)	719	6	282	776	33,081
Invesco S&P 500® Pure Growth ETF	2.69%	—	37,994	(963)	(208)	9	102	311	36,832
Invesco S&P MidCap Low Volatility ETF	0.30%	4,483	3,409	(4,558)	379	391	41	78	4,104
Invesco U.S. Managed Volatility Fund, Class R6	8.78%	65,596	67,508	(24,536)	11,701	36	—	11,254	120,305
iShares Core S&P 500 ETF (c)	—	23,400	5,164	(32,416)	1,740	2,112	220	—	—
iShares Core S&P Mid-Cap ETF (c)	—	3,653	1,070	(5,356)	522	111	36	—	—
Total Domestic Equity Funds		187,277	253,893	(124,289)	26,633	5,755	1,722		349,269
Fixed Income Funds–57.58%
Invesco 1-30 Laddered Treasury ETF	—	48,087	14,882	(66,239)	91	3,179	554	—	—
Invesco Core Plus Bond Fund, Class R6	6.15%	51,788	42,372	(14,239)	4,711	(400)	1,727	7,616	84,232
Invesco Emerging Markets Sovereign Debt ETF	6.66%	45,733	48,090	(7,399)	5,443	(598)	2,219	3,131	91,269
Invesco Floating Rate Fund, Class R6	4.53%	43,155	38,545	(20,612)	1,391	(463)	1,896	8,403	62,016
Invesco High Yield Fund, Class R6	5.12%	43,006	39,806	(15,119)	3,044	(640)	2,318	17,308	70,097
Invesco LadderRite 0-5 Year Corporate Bond ETF	—	31,989	10,959	(43,681)	301	432	433	—	—
Invesco Multi-Asset Income Fund, Class R6	1.14%	4,672	10,328	—	628	—	350	1,446	15,628
Invesco PureBetaSM US Aggregate Bond ETF	3.92%	—	53,848	(607)	435	(3)	295	2,084	53,673
Invesco Quality Income Fund, Class R6	7.05%	53,552	48,613	(7,077)	1,772	(249)	2,004	8,174	96,611
Invesco Short Duration Inflation Protected Fund, Class R6	4.61%	32,084	41,882	(11,367)	676	(163)	663	6,133	63,112
Invesco Short Term Bond Fund, Class R6	5.13%	33,551	45,709	(9,732)	827	(83)	978	8,162	70,272
Invesco Taxable Municipal Bond ETF	6.24%	—	84,874	(1,067)	1,666	(2)	605	2,638	85,471
Invesco Variable Rate Investment Grade ETF	4.22%	—	58,349	(597)	18	—	350	2,321	57,770
Invesco Variable Rate Preferred ETF	2.81%	10,840	27,505	(1,437)	1,755	(126)	866	1,516	38,537
iShares Core Total USD Bond Market ETF (c)	—	18,370	29,868	(49,770)	368	1,164	339	—	—
iShares Core U.S. Aggregate Bond ETF (c)	—	39,082	12,612	(53,378)	514	1,170	496	—	—
Total Fixed Income Funds		455,909	608,242	(302,321)	23,640	3,218	16,093		788,688
Foreign Equity Funds–6.15%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	24,463	11,312	(37,783)	4,268	(2,260)	640	—	—
Invesco International Growth Fund, Class R6	—	7,037	866	(8,977)	1,634	(527)	—	1	33
Invesco PureBeta FTSE Developed ex-North America ETF	0.99%	—	13,755	—	(213)	—	92	576	13,542
Invesco RAFI™ Strategic Developed ex-US ETF	5.16%	—	71,913	(599)	(672)	(3)	486	2,875	70,639
Invesco S&P International Developed Low Volatility ETF	—	9,131	14,468	(25,190)	984	607	319	—	—
iShares Core MSCI EAFE ETF (c)	—	8,360	2,042	(11,374)	1,418	(446)	127	—	—
Total Foreign Equity Funds		48,991	114,356	(83,923)	7,419	(2,629)	1,664		84,214
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2020 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.21%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Real Estate Funds–3.02%
Invesco Global Real Estate Income Fund, Class R6	3.02%	$22,880	$19,390	$(4,090)	$3,364	$(128)	$953	4,341	$41,416
Money Market Funds–3.82%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	1.91%	7,471	363,949	(345,243)	—	—	260	26,177	26,177
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	1.91%	7,469	363,956	(345,243)	—	1	279	26,175	26,183
Total Money Market Funds		14,940	727,905	(690,486)	—	1	539		52,360
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,357,076)	100.21%	$765,400	$1,750,884	$(1,212,161)	$62,546	$5,994	$20,971		$1,372,663
OTHER ASSETS LESS LIABILITIES	(0.21)%								(2,903)
NET ASSETS	100.00%								$1,369,760
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2025 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–98.33%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–2.93%
Invesco Global Targeted Returns Fund, Class R6	2.93%	$26,414	$58,768	$(2,306)	$1,500	$(63)	$—	8,568	$84,313
Asset Allocation Funds–1.95%
Invesco Macro Allocation Strategy Fund, Class R6	1.95%	17,473	40,568	(3,034)	1,144	(57)	—	5,936	56,094
Domestic Equity Funds–28.68%
Invesco All Cap Market Neutral Fund, Class R6(b)	1.94%	17,384	41,336	(1,205)	(1,593)	(208)	—	7,803	55,714
Invesco Comstock Fund, Class R6	0.58%	—	16,742	—	(86)	—	92	684	16,656
Invesco Diversified Dividend Fund, Class R6	0.96%	11,470	17,231	(3,288)	2,424	(132)	411	1,356	27,705
Invesco Equally-Weighted S&P 500 Fund, Class R6	3.38%	27,981	73,276	(10,333)	6,785	(339)	—	1,554	97,370
Invesco Growth and Income Fund, Class R6	2.52%	23,357	53,018	(7,742)	5,203	(1,410)	737	3,070	72,426
Invesco Russell Top 200 Pure Growth ETF	—	28,018	22,362	(57,727)	605	6,742	151	—	—
Invesco S&P 500® Pure Growth ETF	3.42%	—	102,175	(3,102)	(696)	(80)	286	830	98,297
Invesco S&P MidCap Low Volatility ETF	1.95%	16,824	46,650	(11,400)	2,812	1,144	482	1,065	56,030
Invesco U.S. Managed Volatility Fund, Class R6	13.93%	114,521	327,156	(64,509)	21,715	1,789	—	37,481	400,672
iShares Core S&P 500 ETF (c)	—	28,180	34,893	(68,936)	1,805	4,058	524	—	—
iShares Core S&P Mid-Cap ETF (c)	—	7,307	4,700	(13,347)	980	360	79	—	—
Total Domestic Equity Funds		275,042	739,539	(241,589)	39,954	11,924	2,762		824,870
Fixed Income Funds–53.25%
Invesco 1-30 Laddered Treasury ETF	—	62,870	68,360	(137,295)	(93)	6,158	964	—	—
Invesco Core Plus Bond Fund, Class R6	6.19%	58,554	133,004	(20,730)	7,178	(112)	2,768	16,084	177,894
Invesco Emerging Markets Sovereign Debt ETF	6.89%	42,140	157,994	(7,891)	6,141	(106)	3,549	6,802	198,278
Invesco Floating Rate Fund, Class R6	4.00%	40,075	96,330	(22,018)	1,019	(436)	2,594	15,579	114,970
Invesco High Yield Fund, Class R6	5.06%	40,183	109,295	(5,827)	2,193	(217)	3,418	35,957	145,627
Invesco LadderRite 0-5 Year Corporate Bond ETF	—	33,118	48,474	(82,524)	222	710	647	—	—
Invesco PureBetaSM US Aggregate Bond ETF	2.74%	—	79,476	(1,414)	758	(10)	413	3,060	78,810
Invesco Quality Income Fund, Class R6	6.85%	56,003	148,796	(10,001)	2,412	(190)	3,108	16,668	197,020
Invesco Short Duration Inflation Protected Fund, Class R6	4.90%	33,209	111,382	(4,137)	498	(24)	1,422	13,696	140,928
Invesco Short Term Bond Fund, Class R6	5.08%	35,775	114,997	(5,736)	1,136	4	1,628	16,978	146,176
Invesco Taxable Municipal Bond ETF	6.87%	—	202,544	(9,539)	4,319	122	1,409	6,094	197,446
Invesco Variable Rate Investment Grade ETF	4.67%	—	136,793	(2,540)	7	(3)	820	5,394	134,257
iShares Core U.S. Aggregate Bond ETF (c)	—	56,972	59,498	(120,099)	465	3,164	903	—	—
Total Fixed Income Funds		458,899	1,466,943	(429,751)	26,255	9,060	23,643		1,531,406
Foreign Equity Funds–7.67%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	29,453	27,088	(59,249)	4,977	(2,269)	1,032	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	2,649	493	(3,345)	274	(71)	18	—	—
Invesco International Growth Fund, Class R6	1.05%	21,437	26,735	(22,741)	6,607	(1,851)	—	888	30,187
Invesco International Select Equity Fund, Class R6	0.39%	10,650	8,820	(10,550)	3,361	(1,132)	—	1,016	11,149
Invesco PureBeta FTSE Developed ex-North America ETF	0.36%	—	10,541	—	(197)	—	77	440	10,344
Invesco RAFI™ Strategic Developed ex-US ETF	5.61%	—	172,094	(8,132)	(2,332)	(82)	1,172	6,575	161,548
Invesco RAFI™ Strategic Emerging Markets ETF	0.26%	—	7,997	—	(507)	—	80	309	7,490
iShares Core MSCI EAFE ETF (c)	—	13,420	12,148	(27,336)	2,256	(488)	491	—	—
Total Foreign Equity Funds		77,609	265,916	(131,353)	14,439	(5,893)	2,870		220,718
Real Estate Funds–2.98%
Invesco Global Real Estate Income Fund, Class R6	2.98%	26,204	58,882	(3,456)	3,866	77	1,851	8,970	85,573
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2025 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–98.33%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Money Market Funds–0.87%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	0.30%	$3,546	$674,775	$(669,548)	$—	$—	$116	8,773	$8,773
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	0.22%	2,531	488,057	(484,326)	—	5	87	6,265	6,267
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	0.35%	4,053	771,171	(765,198)	—	—	130	10,026	10,026
Total Money Market Funds		10,130	1,934,003	(1,919,072)	—	5	333		25,066
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $2,798,853)	98.33%	$891,771	$4,564,619	$(2,730,561)	$87,158	$15,053	$31,459		$2,828,040
OTHER ASSETS LESS LIABILITIES	1.67%								48,019
NET ASSETS	100.00%								$2,876,059
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2030 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.29%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–2.98%
Invesco Global Targeted Returns Fund, Class R6	2.98%	$23,888	$58,608	$(768)	$1,454	$(25)	$—	8,451	$83,157
Asset Allocation Funds–1.94%
Invesco Macro Allocation Strategy Fund, Class R6	1.94%	15,783	37,746	—	786	—	—	5,748	54,315
Domestic Equity Funds–36.64%
Invesco All Cap Market Neutral Fund, Class R6(b)	1.96%	15,660	41,160	—	(2,025)	—	—	7,674	54,795
Invesco Comstock Fund, Class R6	2.98%	7,251	86,447	(11,618)	2,018	(805)	519	3,419	83,293
Invesco Diversified Dividend Fund, Class R6	1.08%	14,396	23,676	(10,980)	3,384	(334)	525	1,476	30,142
Invesco Equally-Weighted S&P 500 Fund, Class R6	3.47%	27,942	66,126	(4,379)	7,598	(152)	—	1,550	97,135
Invesco FTSE RAFI US 1500 Small-Mid ETF	—	14,662	11,443	(28,409)	2,463	(159)	72	—	—
Invesco Growth and Income Fund, Class R6	2.98%	18,972	63,847	(3,007)	4,041	(486)	804	3,534	83,367
Invesco RAFI™ Strategic US Small Company ETF	1.49%	—	41,740	—	(74)	—	105	1,789	41,666
Invesco Russell Top 200 Pure Growth ETF	—	34,793	29,613	(73,598)	1,945	7,247	190	—	—
Invesco S&P 500® Pure Growth ETF	3.46%	—	98,425	(1,070)	(574)	(24)	262	817	96,757
Invesco S&P MidCap Low Volatility ETF	2.97%	17,135	62,034	(1,094)	4,805	139	717	1,578	83,019
Invesco U.S. Managed Volatility Fund, Class R6	16.25%	143,158	331,330	(52,174)	30,512	1,314	—	42,483	454,140
iShares Core S&P 500 ETF (c)	—	8,051	25,085	(35,056)	763	1,157	257	—	—
iShares Core S&P Mid-Cap ETF (c)	—	8,137	8,161	(17,871)	1,221	352	124	—	—
Total Domestic Equity Funds		310,157	889,087	(239,256)	56,077	8,249	3,575		1,024,314
Fixed Income Funds–41.84%
Invesco 1-30 Laddered Treasury ETF	—	45,628	65,007	(116,768)	309	5,824	845	—	—
Invesco Core Plus Bond Fund, Class R6	5.28%	46,326	114,962	(20,024)	6,384	(108)	2,476	13,340	147,540
Invesco Emerging Markets Sovereign Debt ETF	4.95%	24,386	110,410	—	3,754	—	2,386	4,753	138,550
Invesco Floating Rate Fund, Class R6	2.39%	24,197	65,445	(23,158)	744	(458)	1,716	9,047	66,770
Invesco High Yield Fund, Class R6	3.58%	24,109	78,243	(3,620)	1,372	(114)	2,395	24,689	99,990
Invesco LadderRite 0-5 Year Corporate Bond ETF	—	9,427	32,158	(41,977)	89	303	280	—	—
Invesco Quality Income Fund, Class R6	6.97%	47,317	150,177	(4,690)	2,225	(94)	3,036	16,492	194,935
Invesco Short Duration Inflation Protected Fund, Class R6	4.96%	21,261	120,242	(3,199)	296	(9)	1,112	13,469	138,591
Invesco Short Term Bond Fund, Class R6	3.97%	25,143	86,965	(1,870)	869	—	1,266	12,904	111,107
Invesco Taxable Municipal Bond ETF	6.57%	—	184,370	(4,393)	3,489	112	1,262	5,666	183,578
Invesco Variable Rate Investment Grade ETF	3.17%	—	89,790	(1,170)	15	(2)	518	3,561	88,633
iShares Core U.S. Aggregate Bond ETF (c)	—	46,643	60,731	(111,189)	638	3,177	928	—	—
Total Fixed Income Funds		314,437	1,158,500	(332,058)	20,184	8,631	18,220		1,169,694
Foreign Equity Funds–12.70%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	32,792	36,421	(71,917)	5,565	(2,861)	1,240	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	8,817	7,856	(17,435)	951	(189)	134	—	—
Invesco International Growth Fund, Class R6	1.76%	28,578	44,108	(30,670)	9,190	(1,902)	—	1,451	49,304
Invesco International Select Equity Fund, Class R6	2.37%	18,003	48,817	(4,600)	4,449	(567)	—	6,020	66,102
Invesco RAFI™ Strategic Developed ex-US ETF	7.41%	—	215,490	(5,893)	(2,244)	(154)	1,386	8,433	207,199
Invesco RAFI™ Strategic Emerging Markets ETF	0.58%	—	17,196	—	(955)	—	158	670	16,241
Invesco S&P Emerging Markets Low Volatility ETF	0.58%	2,275	17,655	(2,926)	(521)	(178)	239	717	16,305
iShares Core MSCI EAFE ETF (c)	—	14,245	13,637	(29,767)	2,470	(585)	530	—	—
Total Foreign Equity Funds		104,710	401,180	(163,208)	18,905	(6,436)	3,687		355,151
Real Estate Funds–2.98%
Invesco Global Real Estate Income Fund, Class R6	2.98%	23,254	58,504	(2,827)	4,125	103	1,758	8,717	83,159
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2030 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.29%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Money Market Funds–1.21%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	0.42%	$3,546	$619,552	$(611,274)	$—	$—	$137	11,824	$11,824
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	0.30%	2,596	442,537	(436,690)	—	2	105	8,443	8,445
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	0.49%	4,241	708,026	(698,753)	—	—	156	13,514	13,514
Total Money Market Funds		10,383	1,770,115	(1,746,717)	—	2	398		33,783
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $2,774,118)	100.29%	$802,612	$4,373,740	$(2,484,834)	$101,531	$10,524	$27,638		$2,803,573
OTHER ASSETS LESS LIABILITIES	(0.29)%								(8,059)
NET ASSETS	100.00%								$2,795,514
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2035 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–101.88%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–2.82%
Invesco Global Targeted Returns Fund, Class R6	2.82%	$16,133	$36,747	$—	$939	$—	$—	5,469	$53,819
Asset Allocation Funds–1.91%
Invesco Macro Allocation Strategy Fund, Class R6	1.91%	11,359	24,499	—	548	—	—	3,853	36,406
Domestic Equity Funds–44.96%
Invesco All Cap Market Neutral Fund, Class R6(b)	1.63%	5,353	26,175	—	(559)	—	—	4,337	30,969
Invesco Comstock Fund, Class R6	3.43%	14,151	56,177	(6,827)	2,579	(699)	560	2,684	65,381
Invesco Diversified Dividend Fund, Class R6	1.62%	21,556	23,245	(17,817)	4,497	(568)	562	1,513	30,913
Invesco Equally-Weighted S&P 500 Fund, Class R6	3.85%	29,749	44,265	(7,477)	6,775	(13)	—	1,170	73,299
Invesco FTSE RAFI US 1500 Small-Mid ETF	—	20,231	14,788	(37,714)	2,600	95	174	—	—
Invesco Growth and Income Fund, Class R6	3.43%	13,489	51,106	(1,283)	2,277	(171)	532	2,773	65,418
Invesco Long/Short Equity Fund, Class R6(b)	0.39%	8,110	7,270	(7,414)	1,686	(2,175)	—	866	7,477
Invesco RAFI™ Strategic US Small Company ETF	3.53%	—	70,695	(2,836)	(502)	(2)	179	2,892	67,355
Invesco Russell Top 200 Pure Growth ETF	—	41,706	23,786	(75,800)	652	9,656	189	—	—
Invesco S&P 500® Pure Growth ETF	3.73%	—	74,189	(2,420)	(583)	(10)	201	601	71,176
Invesco S&P MidCap Low Volatility ETF	3.04%	13,539	40,723	—	3,609	—	468	1,100	57,871
Invesco S&P SmallCap Low Volatility ETF	0.37%	8,059	5,408	(7,756)	1,083	295	83	145	7,089
Invesco U.S. Managed Volatility Fund, Class R6	19.94%	124,241	244,864	(14,062)	24,267	807	—	35,558	380,117
iShares Core S&P Mid-Cap ETF (c)	—	6,808	4,403	(12,432)	835	386	78	—	—
Total Domestic Equity Funds		306,992	687,094	(193,838)	49,216	7,601	3,026		857,065
Fixed Income Funds–31.25%
Invesco 1-30 Laddered Treasury ETF	—	31,547	24,867	(59,536)	308	2,814	472	—	—
Invesco Core Plus Bond Fund, Class R6	4.24%	28,835	60,082	(11,773)	3,691	(42)	1,423	7,305	80,793
Invesco Emerging Markets Sovereign Debt ETF	2.72%	12,708	37,309	—	1,724	—	1,026	1,775	51,741
Invesco Floating Rate Fund, Class R6	1.82%	12,744	27,684	(5,914)	260	(120)	849	4,695	34,654
Invesco High Yield Fund, Class R6	1.81%	12,752	27,128	(5,949)	805	(175)	1,000	8,534	34,561
Invesco Quality Income Fund, Class R6	7.28%	36,207	102,939	(1,912)	1,503	(30)	2,231	11,735	138,707
Invesco Short Duration Inflation Protected Fund, Class R6	4.52%	14,756	72,450	(1,136)	173	(2)	685	8,381	86,241
Invesco Short Term Bond Fund, Class R6	3.83%	20,084	52,360	—	609	—	893	8,485	73,053
Invesco Taxable Municipal Bond ETF	5.03%	—	93,440	—	2,432	—	754	2,959	95,872
iShares Core U.S. Aggregate Bond ETF (c)	—	32,906	29,382	(64,465)	479	1,698	541	—	—
Total Fixed Income Funds		202,539	527,641	(150,685)	11,984	4,143	9,874		595,622
Foreign Equity Funds–17.23%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	36,094	25,637	(64,697)	5,770	(2,804)	1,050	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	11,981	8,027	(21,153)	1,410	(265)	189	—	—
Invesco International Growth Fund, Class R6	3.15%	28,894	38,694	(14,052)	7,864	(1,388)	—	1,766	60,012
Invesco International Select Equity Fund, Class R6	4.25%	20,779	61,718	(5,794)	5,016	(720)	—	7,377	80,999
Invesco RAFI™ Strategic Developed ex-US ETF	7.65%	—	152,392	(4,400)	(2,211)	(31)	1,030	5,932	145,750
Invesco RAFI™ Strategic Emerging Markets ETF	1.10%	—	22,555	—	(1,466)	—	210	870	21,089
Invesco S&P Emerging Markets Low Volatility ETF	1.08%	7,326	17,328	(3,378)	(442)	(300)	362	903	20,534
iShares Core MSCI EAFE ETF (c)	—	13,420	9,382	(24,494)	2,130	(438)	418	—	—
Total Foreign Equity Funds		118,494	335,733	(137,968)	18,071	(5,946)	3,259		328,384
Real Estate Funds–2.83%
Invesco Global Real Estate Income Fund, Class R6	2.83%	16,115	35,066	—	2,807	—	1,127	5,659	53,988
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2035 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–101.88%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Money Market Funds–0.88%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	0.31%	$28,189	$375,820	$(398,169)	$—	$—	$100	5,840	$5,840
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	0.22%	20,135	271,017	(286,977)	—	(1)	75	4,173	4,174
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	0.35%	32,216	429,509	(455,050)	—	—	111	6,675	6,675
Total Money Market Funds		80,540	1,076,346	(1,140,196)	—	(1)	286		16,689
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,920,141)	101.88%	$752,172	$2,723,126	$(1,622,687)	$83,565	$5,797	$17,572		$1,941,973
OTHER ASSETS LESS LIABILITIES	(1.88)%								(35,875)
NET ASSETS	100.00%								$1,906,098
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2040 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.41%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–1.56%
Invesco Global Targeted Returns Fund, Class R6	1.56%	$5,103	$22,876	$(2,250)	$511	$(70)	$—	2,660	$26,170
Asset Allocation Funds–1.17%
Invesco Macro Allocation Strategy Fund, Class R6	1.17%	3,971	16,638	(1,090)	98	(5)	—	2,075	19,612
Domestic Equity Funds–51.22%
Invesco Comstock Fund, Class R6	5.35%	19,311	77,080	(9,019)	3,880	(1,346)	801	3,691	89,906
Invesco Diversified Dividend Fund, Class R6	2.33%	35,830	31,906	(34,909)	7,169	(892)	896	1,914	39,104
Invesco Equally-Weighted S&P 500 Fund, Class R6	5.12%	32,526	51,733	(5,785)	7,603	(109)	—	1,372	85,968
Invesco FTSE RAFI US 1500 Small-Mid ETF	—	22,959	11,717	(37,532)	3,165	(309)	176	—	—
Invesco Growth and Income Fund, Class R6	4.97%	13,820	73,832	(6,129)	3,270	(1,216)	642	3,543	83,577
Invesco Long/Short Equity Fund, Class R6(b)	2.00%	13,714	23,350	(2,105)	(561)	(847)	—	3,883	33,551
Invesco RAFI™ Strategic US Small Company ETF	3.49%	—	62,619	(3,626)	(103)	(199)	159	2,520	58,691
Invesco Russell Top 200 Pure Growth ETF	—	57,775	19,990	(91,682)	1,601	12,316	258	—	—
Invesco S&P 500® Pure Growth ETF	5.39%	—	97,318	(6,151)	(409)	(159)	263	765	90,599
Invesco S&P MidCap Low Volatility ETF	3.00%	18,156	36,708	(8,608)	3,232	965	466	959	50,453
Invesco S&P SmallCap Low Volatility ETF	2.21%	15,947	23,451	(5,034)	2,523	221	418	759	37,108
Invesco U.S. Managed Volatility Fund, Class R6	17.36%	108,882	180,632	(19,639)	20,984	697	—	27,274	291,556
iShares Core S&P 500 ETF (c)	—	6,291	1,364	(8,775)	428	692	53	—	—
iShares Core S&P Mid-Cap ETF (c)	—	11,125	4,593	(17,686)	1,427	541	108	—	—
Total Domestic Equity Funds		356,336	696,293	(256,680)	54,209	10,355	4,240		860,513
Fixed Income Funds–23.32%
Invesco 1-30 Laddered Treasury ETF	—	28,641	21,377	(52,870)	37	2,815	432	—	—
Invesco Core Plus Bond Fund, Class R6	2.69%	19,831	34,086	(10,985)	2,280	(35)	877	4,085	45,177
Invesco Emerging Markets Sovereign Debt ETF	1.49%	10,119	14,752	(1,080)	1,237	(17)	604	858	25,011
Invesco Floating Rate Fund, Class R6	0.78%	4,091	13,176	(4,244)	86	(78)	325	1,766	13,031
Invesco High Yield Fund, Class R6	0.78%	3,951	13,083	(4,224)	306	(92)	384	3,216	13,024
Invesco Quality Income Fund, Class R6	7.90%	32,153	108,963	(9,629)	1,438	(143)	2,004	11,234	132,782
Invesco Short Duration Inflation Protected Fund, Class R6	1.99%	5,109	30,824	(2,598)	111	1	309	3,250	33,447
Invesco Short Term Bond Fund, Class R6	3.00%	18,114	35,963	(4,251)	540	12	707	5,851	50,378
Invesco Taxable Municipal Bond ETF	4.69%	—	80,230	(3,210)	1,851	(10)	590	2,434	78,861
iShares Core U.S. Aggregate Bond ETF (c)	—	28,752	21,014	(51,626)	315	1,545	486	—	—
Total Fixed Income Funds		150,761	373,468	(144,717)	8,201	3,998	6,718		391,711
Foreign Equity Funds–20.00%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	47,988	23,436	(75,274)	7,773	(3,923)	1,333	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	13,859	8,224	(23,378)	1,507	(212)	224	—	—
Invesco International Growth Fund, Class R6	3.79%	39,308	41,130	(25,365)	11,480	(2,906)	—	1,873	63,647
Invesco International Select Equity Fund, Class R6	5.16%	25,809	62,462	(6,865)	6,288	(1,045)	—	7,892	86,649
Invesco RAFI™ Strategic Developed ex-US ETF	8.05%	—	144,502	(7,597)	(1,139)	(484)	982	5,506	135,282
Invesco RAFI™ Strategic Emerging Markets ETF	1.54%	—	29,193	(1,636)	(1,531)	(162)	276	1,067	25,864
Invesco S&P Emerging Markets Low Volatility ETF	1.46%	12,422	15,629	(2,990)	(106)	(350)	543	1,082	24,605
iShares Core MSCI EAFE ETF (c)	—	13,915	5,788	(21,425)	2,141	(419)	401	—	—
Total Foreign Equity Funds		153,301	330,364	(164,530)	26,413	(9,501)	3,759		336,047
Real Estate Funds–2.22%
Invesco Global Real Estate Income Fund, Class R6	2.22%	17,760	24,499	(7,632)	2,446	180	902	3,905	37,253
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2040 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.41%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Money Market Funds–0.92%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	0.32%	$2,631	$347,753	$(344,946)	$—	$—	$77	5,438	$5,438
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	0.23%	1,878	248,395	(246,389)	—	1	62	3,884	3,885
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	0.37%	3,006	397,433	(394,224)	—	—	90	6,214	6,215
Total Money Market Funds		7,515	993,581	(985,559)	—	1	229		15,538
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,668,538)	100.41%	$694,747	$2,457,719	$(1,562,458)	$91,878	$4,958	$15,848		$1,686,844
OTHER ASSETS LESS LIABILITIES	(0.41)%								(6,944)
NET ASSETS	100.00%								$1,679,900
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2045 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.70%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Domestic Equity Funds–57.48%
Invesco Comstock Fund, Class R6	7.31%	$22,879	$85,869	$(11,731)	$5,810	$(1,687)	$905	4,152	$101,140
Invesco Diversified Dividend Fund, Class R6	3.70%	45,002	32,728	(34,673)	9,133	(922)	1,123	2,509	51,268
Invesco Equally-Weighted S&P 500 Fund, Class R6	6.22%	34,487	52,932	(9,653)	8,529	(167)	—	1,375	86,128
Invesco FTSE RAFI US 1500 Small-Mid ETF	—	23,982	10,042	(37,261)	2,883	354	179	—	—
Invesco Growth and Income Fund, Class R6	4.85%	8,861	61,290	(4,915)	2,923	(977)	496	2,848	67,182
Invesco Long/Short Equity Fund, Class R6(b)	1.82%	8,282	17,639	—	(777)	—	—	2,910	25,144
Invesco RAFI™ Strategic US Small Company ETF	3.47%	—	52,365	(4,533)	404	(165)	135	2,064	48,071
Invesco Russell Top 200 Pure Growth ETF	—	70,089	16,967	(103,428)	468	15,904	290	—	—
Invesco S&P 500® Pure Growth ETF	9.55%	—	142,533	(10,003)	(258)	(104)	386	1,116	132,168
Invesco S&P MidCap Low Volatility ETF	2.96%	18,866	19,700	(1,704)	3,972	202	440	780	41,036
Invesco S&P SmallCap Low Volatility ETF	2.95%	17,610	23,549	(3,582)	3,138	157	466	836	40,872
Invesco U.S. Managed Volatility Fund, Class R6	14.65%	85,162	113,806	(13,934)	17,301	511	—	18,975	202,846
iShares Core S&P 500 ETF (c)	—	11,574	2,546	(16,193)	717	1,356	143	—	—
iShares Core S&P Mid-Cap ETF (c)	—	8,967	6,934	(17,482)	1,067	514	113	—	—
Total Domestic Equity Funds		355,761	638,900	(269,092)	55,310	14,976	4,676		795,855
Fixed Income Funds–16.16%
Invesco 1-30 Laddered Treasury ETF	—	24,075	11,666	(37,930)	311	1,878	341	—	—
Invesco Core Plus Bond Fund, Class R6	1.43%	15,042	13,366	(9,959)	1,391	(37)	526	1,791	19,803
Invesco Emerging Markets Sovereign Debt ETF	1.38%	6,843	11,284	—	966	—	457	655	19,093
Invesco Quality Income Fund, Class R6	7.49%	27,108	79,757	(4,120)	1,041	(53)	1,610	8,776	103,733
Invesco Short Term Bond Fund, Class R6	2.36%	5,565	26,901	—	230	—	368	3,797	32,696
Invesco Taxable Municipal Bond ETF	3.50%	—	48,586	(1,143)	936	(6)	376	1,493	48,373
iShares Core U.S. Aggregate Bond ETF (c)	—	20,446	14,303	(36,073)	423	901	325	—	—
Total Fixed Income Funds		99,079	205,863	(89,225)	5,298	2,683	4,003		223,698
Foreign Equity Funds–23.24%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	46,337	21,458	(71,790)	8,077	(4,082)	1,370	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	12,317	5,672	(19,243)	1,593	(339)	201	—	—
Invesco International Growth Fund, Class R6	5.08%	42,215	35,210	(16,848)	11,482	(1,671)	—	2,072	70,388
Invesco International Select Equity Fund, Class R6	6.01%	26,569	56,030	(5,587)	7,056	(813)	—	7,582	83,255
Invesco RAFI™ Strategic Developed ex-US ETF	8.62%	—	128,019	(8,153)	(102)	(354)	877	4,860	119,410
Invesco RAFI™ Strategic Emerging Markets ETF	1.98%	—	28,857	—	(1,514)	—	281	1,128	27,343
Invesco S&P Emerging Markets Low Volatility ETF	1.55%	12,057	12,974	(3,608)	201	(226)	511	941	21,398
iShares Core MSCI EAFE ETF (c)	—	12,375	5,252	(19,153)	2,125	(599)	357	—	—
Total Foreign Equity Funds		151,870	293,472	(144,382)	28,918	(8,084)	3,597		321,794
Real Estate Funds–2.75%
Invesco Global Real Estate Income Fund, Class R6	2.75%	14,687	23,727	(2,735)	2,304	111	905	3,993	38,094
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2045 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.70%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Money Market Funds–1.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	0.37%	$2,189	$244,538	$(241,555)	$—	$—	$74	5,172	$5,172
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	0.27%	1,563	175,400	(173,270)	—	2	56	3,694	3,695
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	0.43%	2,494	279,483	(276,066)	—	—	83	5,911	5,911
Total Money Market Funds		6,246	699,421	(690,891)	—	2	213		14,778
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,369,156)	100.70%	$627,643	$1,861,383	$(1,196,325)	$91,830	$9,688	$13,394		$1,394,219
OTHER ASSETS LESS LIABILITIES	(0.70)%								(9,646)
NET ASSETS	100.00%								$1,384,573
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2050 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–103.22%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Domestic Equity Funds–58.94%
Invesco Comstock Fund, Class R6	8.82%	$36,095	$106,331	$(12,597)	$5,946	$(1,796)	$1,280	5,500	$133,979
Invesco Diversified Dividend Fund, Class R6	4.90%	70,959	46,832	(55,405)	13,445	(1,373)	1,765	3,645	74,458
Invesco Equally-Weighted S&P 500 Fund, Class R6	7.47%	51,964	61,636	(10,925)	11,017	(196)	—	1,811	113,496
Invesco FTSE RAFI US 1500 Small-Mid ETF	—	31,257	15,509	(50,625)	4,382	(523)	247	—	—
Invesco Growth and Income Fund, Class R6	3.53%	3,082	52,374	(1,978)	606	(380)	340	2,276	53,704
Invesco Long/Short Equity Fund, Class R6(b)	0.86%	5,428	8,127	—	(547)	—	—	1,506	13,008
Invesco RAFI™ Strategic US Small Company ETF	3.44%	—	54,875	(1,920)	(558)	(88)	141	2,246	52,309
Invesco Russell Top 200 Pure Growth ETF	—	100,899	43,870	(168,253)	3,345	20,139	455	—	—
Invesco S&P 500® Pure Growth ETF	11.61%	—	193,042	(14,848)	(1,296)	(437)	504	1,490	176,461
Invesco S&P MidCap Low Volatility ETF	2.95%	23,260	18,987	(2,270)	4,582	212	506	851	44,771
Invesco S&P SmallCap Low Volatility ETF	2.88%	27,545	22,505	(10,746)	4,081	371	622	895	43,756
Invesco U.S. Managed Volatility Fund, Class R6	12.48%	92,316	96,788	(16,499)	16,527	468	—	17,736	189,600
iShares Core S&P 500 ETF (c)	—	24,909	9,826	(39,089)	1,938	2,416	293	—	—
iShares Core S&P Mid-Cap ETF (c)	—	7,639	3,073	(12,043)	1,020	311	89	—	—
Total Domestic Equity Funds		475,353	733,775	(397,198)	64,488	19,124	6,242		895,542
Fixed Income Funds–11.84%
Invesco 1-30 Laddered Treasury ETF	—	27,971	17,641	(48,363)	118	2,633	412	—	—
Invesco Core Plus Bond Fund, Class R6	0.96%	18,896	13,447	(19,418)	1,491	175	615	1,319	14,591
Invesco Emerging Markets Sovereign Debt ETF	0.73%	2,880	7,620	—	548	—	275	379	11,048
Invesco Quality Income Fund, Class R6	6.78%	29,579	85,099	(12,942)	1,394	(164)	1,812	8,711	102,966
Invesco Taxable Municipal Bond ETF	3.37%	—	58,135	(8,586)	1,345	330	440	1,581	51,224
iShares Core U.S. Aggregate Bond ETF (c)	—	9,052	19,447	(29,393)	126	768	177	—	—
Total Fixed Income Funds		88,378	201,389	(118,702)	5,022	3,742	3,731		179,829
Foreign Equity Funds–25.28%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	59,882	32,385	(96,807)	8,922	(4,382)	1,786	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	17,773	9,016	(28,332)	1,737	(194)	266	—	—
Invesco International Growth Fund, Class R6	5.49%	54,085	41,171	(23,150)	13,595	(2,289)	—	2,455	83,412
Invesco International Select Equity Fund, Class R6	6.55%	33,870	68,719	(9,465)	7,777	(1,416)	—	9,060	99,485
Invesco RAFI™ Strategic Developed ex-US ETF	9.38%	—	156,122	(10,413)	(2,578)	(650)	1,014	5,799	142,481
Invesco RAFI™ Strategic Emerging Markets ETF	1.90%	—	32,470	(1,208)	(2,255)	(113)	295	1,192	28,894
Invesco S&P Emerging Markets Low Volatility ETF	1.96%	15,197	15,428	—	(790)	—	663	1,312	29,835
iShares Core MSCI EAFE ETF (c)	—	17,710	8,210	(27,988)	2,660	(592)	477	—	—
Total Foreign Equity Funds		198,517	363,521	(197,363)	29,068	(9,636)	4,501		384,107
Real Estate Funds–1.73%
Invesco Global Real Estate Income Fund, Class R6	1.73%	10,721	15,679	(1,904)	1,650	82	642	2,749	26,228
Money Market Funds–5.43%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	1.90%	3,029	269,548	(243,718)	—	—	81	28,859	28,859
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	1.36%	2,161	192,535	(174,082)	—	2	62	20,610	20,616
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	2.17%	3,461	308,056	(278,535)	—	—	92	32,982	32,982
Total Money Market Funds		8,651	770,139	(696,335)	—	2	235		82,457
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $1,554,253)	103.22%	$781,620	$2,084,503	$(1,411,502)	$100,228	$13,314	$15,351		$1,568,163
OTHER ASSETS LESS LIABILITIES	(3.22)%								(48,902)
NET ASSETS	100.00%								$1,519,261
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2055 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–99.94%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Domestic Equity Funds–62.40%
Invesco Comstock Fund, Class R6	11.15%	$28,995	$49,769	$(6,211)	$4,596	$(639)	$792	3,141	$76,510
Invesco Diversified Dividend Fund, Class R6	6.92%	46,659	14,332	(21,343)	8,385	(523)	1,087	2,325	47,510
Invesco Equally-Weighted S&P 500 Fund, Class R6	10.26%	36,979	31,330	(5,506)	7,665	(21)	—	1,124	70,447
Invesco FTSE RAFI US 1500 Small-Mid ETF	—	23,300	4,896	(31,322)	3,483	(357)	141	—	—
Invesco Long/Short Equity Fund, Class R6(b)	0.39%	815	1,986	—	(88)	—	—	314	2,713
Invesco RAFI™ Strategic US Small Company ETF	3.45%	—	23,933	—	(247)	—	64	1,017	23,686
Invesco Russell Top 200 Pure Growth ETF	—	69,219	8,985	(93,795)	458	15,133	260	—	—
Invesco S&P 500® Pure Growth ETF	13.28%	—	91,889	—	(698)	—	266	770	91,191
Invesco S&P MidCap Low Volatility ETF	3.00%	12,429	6,306	(700)	2,472	63	243	391	20,570
Invesco S&P SmallCap Low Volatility ETF	2.91%	17,610	5,372	(5,612)	2,379	198	342	408	19,947
Invesco U.S. Managed Volatility Fund, Class R6	11.04%	49,051	21,486	(3,548)	8,595	174	—	7,087	75,758
iShares Core S&P 500 ETF (c)	—	19,122	2,058	(24,460)	1,470	1,810	221	—	—
iShares Core S&P Mid-Cap ETF (c)	—	4,816	573	(6,216)	681	146	46	—	—
Total Domestic Equity Funds		308,995	262,915	(198,713)	39,151	15,984	3,462		428,332
Fixed Income Funds–8.06%
Invesco 1-30 Laddered Treasury ETF	—	13,602	6,156	(20,913)	153	1,002	176	—	—
Invesco Core Plus Bond Fund, Class R6	0.73%	4,691	6,638	(6,831)	475	42	183	453	5,015
Invesco Quality Income Fund, Class R6	3.89%	13,642	12,621	—	446	—	587	2,260	26,709
Invesco Taxable Municipal Bond ETF	3.44%	—	22,958	—	661	—	199	729	23,619
Total Fixed Income Funds		31,935	48,373	(27,744)	1,735	1,044	1,145		55,343
Foreign Equity Funds–27.34%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	37,182	10,341	(50,574)	7,657	(4,606)	941	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	12,159	1,562	(14,837)	1,656	(540)	159	—	—
Invesco International Growth Fund, Class R6	6.06%	34,551	7,636	(7,455)	7,642	(734)	—	1,225	41,640
Invesco International Select Equity Fund, Class R6	7.49%	22,408	26,568	(2,003)	4,621	(201)	—	4,681	51,393
Invesco RAFI™ Strategic Developed ex-US ETF	9.91%	—	69,293	—	(1,283)	—	495	2,768	68,010
Invesco RAFI™ Strategic Emerging Markets ETF	1.90%	—	14,113	—	(1,072)	—	139	538	13,041
Invesco S&P Emerging Markets Low Volatility ETF	1.98%	11,011	3,740	(1,071)	(9)	(95)	324	597	13,576
iShares Core MSCI EAFE ETF (c)	—	12,155	1,969	(15,540)	2,378	(962)	274	—	—
Total Foreign Equity Funds		129,466	135,222	(91,480)	21,590	(7,138)	2,332		187,660
Real Estate Funds–0.80%
Invesco Global Real Estate Income Fund, Class R6	0.80%	1,898	3,239	—	332	—	131	573	5,469
Money Market Funds–1.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	0.47%	2,508	51,369	(50,664)	—	—	45	3,213	3,213
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	0.33%	1,792	37,308	(36,805)	—	—	34	2,295	2,295
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	0.54%	2,867	58,707	(57,902)	—	—	51	3,672	3,672
Total Money Market Funds		7,167	147,384	(145,371)	—	—	130		9,180
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $686,987)	99.94%	$479,461	$597,133	$(463,308)	$62,808	$9,890	$7,200		$685,984
OTHER ASSETS LESS LIABILITIES	0.06%								446
NET ASSETS	100.00%								$686,430
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2060 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.37%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Domestic Equity Funds–65.90%
Invesco Comstock Fund, Class R6	12.87%	$31,522	$79,305	$—	$4,482	$—	$1,142	4,734	$115,309
Invesco Diversified Dividend Fund, Class R6	6.96%	44,952	31,920	(22,885)	8,917	(505)	1,279	3,054	62,399
Invesco Equally-Weighted S&P 500 Fund, Class R6	11.86%	39,100	58,135	—	9,093	—	—	1,697	106,328
Invesco FTSE RAFI US 1500 Small-Mid ETF	—	25,232	13,830	(42,443)	3,695	(314)	213	—	—
Invesco RAFI™ Strategic US Small Company ETF	3.46%	—	31,197	—	(221)	—	83	1,330	30,976
Invesco Russell Top 200 Pure Growth ETF	—	70,730	32,711	(120,505)	444	16,620	340	—	—
Invesco S&P 500® Pure Growth ETF	14.90%	—	134,460	—	(871)	—	378	1,128	133,589
Invesco S&P MidCap Low Volatility ETF	2.97%	11,497	12,644	—	2,480	—	278	506	26,621
Invesco S&P SmallCap Low Volatility ETF	2.95%	15,990	10,817	(2,926)	2,465	103	405	541	26,449
Invesco U.S. Managed Volatility Fund, Class R6	9.93%	45,270	34,954	—	8,733	—	—	8,321	88,957
iShares Core S&P 500 ETF (b)	—	18,116	9,526	(30,947)	1,381	1,924	264	—	—
iShares Core S&P Mid-Cap ETF (b)	—	4,318	2,655	(7,770)	672	125	53	—	—
Total Domestic Equity Funds		306,727	452,154	(227,476)	41,270	17,953	4,435		590,628
Fixed Income Funds–4.93%
Invesco 1-30 Laddered Treasury ETF	—	11,335	6,573	(18,880)	208	764	151	—	—
Invesco Quality Income Fund, Class R6	1.65%	11,353	9,262	(6,154)	459	(104)	424	1,254	14,816
Invesco Taxable Municipal Bond ETF	3.28%	—	28,588	—	799	—	245	907	29,387
Total Fixed Income Funds		22,688	44,423	(25,034)	1,466	660	820		44,203
Foreign Equity Funds–28.03%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	35,869	22,398	(61,395)	7,524	(4,396)	1,160	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	11,407	6,596	(19,308)	1,696	(391)	197	—	—
Invesco International Growth Fund, Class R6	6.45%	34,185	24,335	(8,337)	8,375	(774)	—	1,700	57,784
Invesco International Select Equity Fund, Class R6	7.89%	22,502	43,440	—	4,833	—	—	6,446	70,775
Invesco RAFI™ Strategic Developed ex-US ETF	9.82%	—	89,347	—	(1,337)	—	630	3,582	88,010
Invesco RAFI™ Strategic Emerging Markets ETF	1.95%	—	18,698	—	(1,245)	—	180	720	17,453
Invesco S&P Emerging Markets Low Volatility ETF	1.92%	11,125	9,757	(3,584)	186	(224)	436	759	17,260
iShares Core MSCI EAFE ETF (b)	—	11,385	6,756	(19,522)	2,342	(961)	365	—	—
Total Foreign Equity Funds		126,473	221,327	(112,146)	22,374	(6,746)	2,968		251,282
Money Market Funds–1.51%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.53%	2,319	123,975	(121,552)	—	—	60	4,742	4,742
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	0.38%	1,656	89,311	(87,579)	—	—	45	3,387	3,388
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.60%	2,635	141,701	(138,916)	—	—	67	5,420	5,420
Total Money Market Funds		6,610	354,987	(348,047)	—	—	172		13,550
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $897,373)	100.37%	$462,498	$1,072,891	$(712,703)	$65,110	$11,867	$8,395		$899,663
OTHER ASSETS LESS LIABILITIES	(0.37)%								(3,359)
NET ASSETS	100.00%								$896,304
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Peak Retirement™ 2065 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.00%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Domestic Equity Funds–65.70%
Invesco Comstock Fund, Class R6	12.96%	$32,475	$51,962	$(1,420)	$4,390	$(140)	$933	3,582	$87,267
Invesco Diversified Dividend Fund, Class R6	7.01%	46,321	9,607	(16,568)	8,244	(384)	1,070	2,311	47,220
Invesco Equally-Weighted S&P 500 Fund, Class R6	11.84%	39,572	32,476	(554)	8,269	—	—	1,273	79,763
Invesco FTSE RAFI US 1500 Small-Mid ETF	—	25,914	2,897	(32,112)	3,781	(480)	168	—	—
Invesco RAFI™ Strategic US Small Company ETF	3.45%	—	23,546	—	(279)	—	65	999	23,267
Invesco Russell Top 200 Pure Growth ETF	—	72,287	2,169	(90,704)	477	15,771	280	—	—
Invesco S&P 500® Pure Growth ETF	14.75%	—	100,282	—	(919)	—	294	839	99,363
Invesco S&P MidCap Low Volatility ETF	2.94%	11,763	5,756	—	2,315	—	223	377	19,834
Invesco S&P SmallCap Low Volatility ETF	2.91%	16,331	3,626	(2,791)	2,332	107	306	401	19,605
Invesco U.S. Managed Volatility Fund, Class R6	9.84%	45,948	13,616	(1,342)	7,998	64	—	6,201	66,284
iShares Core S&P 500 ETF (b)	—	18,871	571	(22,695)	1,510	1,743	222	—	—
iShares Core S&P Mid-Cap ETF (b)	—	4,484	560	(5,827)	706	77	45	—	—
Total Domestic Equity Funds		313,966	247,068	(174,013)	38,824	16,758	3,606		442,603
Fixed Income Funds–4.95%
Invesco 1-30 Laddered Treasury ETF	—	11,654	1,802	(14,347)	53	838	142	—	—
Invesco Quality Income Fund, Class R6	1.67%	11,684	3,475	(4,244)	338	(18)	379	950	11,235
Invesco Taxable Municipal Bond ETF	3.28%	—	21,458	—	639	—	189	682	22,097
Total Fixed Income Funds		23,338	26,735	(18,591)	1,030	820	710		33,332
Foreign Equity Funds–28.01%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	36,957	5,538	(45,580)	7,579	(4,494)	903	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	12,040	1,204	(14,362)	1,801	(683)	154	—	—
Invesco International Growth Fund, Class R6	6.41%	35,234	8,468	(7,634)	7,872	(735)	—	1,272	43,205
Invesco International Select Equity Fund, Class R6	7.83%	23,174	25,648	(710)	4,725	(98)	—	4,803	52,739
Invesco RAFI™ Strategic Developed ex-US ETF	9.84%	—	67,526	—	(1,236)	—	484	2,698	66,290
Invesco RAFI™ Strategic Emerging Markets ETF	1.96%	—	14,246	—	(1,059)	—	133	544	13,187
Invesco S&P Emerging Markets Low Volatility ETF	1.97%	11,898	3,597	(2,267)	154	(147)	333	582	13,235
iShares Core MSCI EAFE ETF (b)	—	11,715	640	(13,751)	2,380	(984)	268	—	—
Total Foreign Equity Funds		131,018	126,867	(84,304)	22,216	(7,141)	2,275		188,656
Money Market Funds–1.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.47%	2,317	47,616	(46,764)	—	—	45	3,169	3,169
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	0.33%	1,655	34,022	(33,413)	—	—	35	2,264	2,264
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.54%	2,609	54,434	(53,421)	—	—	51	3,622	3,622
Total Money Market Funds		6,581	136,072	(133,598)	—	—	131		9,055
TOTAL INVESTMENTS IN Affiliated and Unaffiliated Issuers (Cost $675,837)	100.00%	$474,903	$536,742	$(410,506)	$62,070	$10,437	$6,722		$673,646
OTHER ASSETS LESS LIABILITIES	(0.00)%								(8)
NET ASSETS	100.00%								$673,638
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Peak RetirementTM Funds